Revenues From Services	12 Months Ended
Dec. 31, 2014
Financial Services Revenue [Abstract]
Revenues From Services

NOTE 12. REVENUES FROM SERVICES

(In millions)	2014	2013	2012

Interest on loans	$16,386	$16,915	$17,350
Equipment leased to others	9,940	9,804	10,457
Fees	4,503	4,616	4,484
Investment income(a)	2,240	1,746	2,592
Financing leases	1,408	1,649	1,860
Associated companies(b)	1,182	1,809	1,538
Premiums earned by insurance activities	1,509	1,573	1,715
Other items(c)	2,467	1,914	1,595
Total	$39,635	$40,026	$41,591

  Included net other-than-temporary impairments on investment securities, of which $96 million related to the impairment of an investment in a Brazilian company that was fully offset by the benefit of a guarantee provided by GE reflected as a component in other items for 2013.
  During 2013, we sold our remaining equity interest in the Bank of Ayudhya (Bay Bank) and recorded a pre-tax gain of $641 million. During 2012, we sold our remaining equity interest in Garanti Bank, which was classified as an available-for-sale security.
  During 2014, we sold GEMB-Nordic and recorded a pre-tax gain of $473 million. During 2013, we sold a portion of Cembra through an initial public offering and recorded a pre-tax gain of $351 million.